FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS
NOTE 41: FINANCIAL INSTRUMENTS
(1)Measurement basis of financial assets and liabilities
The accounting policies in note 2 describe how different classes of financial instruments are measured, and how income and expenses, including fair value gains and losses, are recognised. The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Total £m
		Held for trading £m	Other £m
At 31 December 2022
Financial assets
Cash and balances at central banks	–	–	–	–	–	72,005	72,005
Items in the course of collection from banks	–	–	–	–	–	229	229
Financial assets at fair value through profit or loss	–	–	1,371	–	–	–	1,371
Derivative financial instruments	19	3,838	–	–	–	–	3,857
Loans and advances to banks	–	–	–	–	–	8,363	8,363
Loans and advances to customers	–	–	–	–	–	435,627	435,627
Reverse repurchase agreements	–	–	–	–	–	39,259	39,259
Debt securities	–	–	–	–	–	7,331	7,331
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	816	816
Financial assets at amortised cost	–	–	–	–	–	491,396	491,396
Financial assets at fair value through other comprehensive income	–	–	–	–	22,846	–	22,846
Total financial assets	19	3,838	1,371	–	22,846	563,630	591,704
Financial liabilities
Deposits from banks	–	–	–	–	–	4,658	4,658
Customer deposits	–	–	–	–	–	446,172	446,172
Repurchase agreements at amortised cost	–	–	–	–	–	48,590	48,590
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	2,539	2,539
Items in course of transmission to banks	–	–	–	–	–	357	357
Financial liabilities at fair value through profit or loss	–	–	–	5,159	–	–	5,159
Derivative financial instruments	506	5,385	–	–	–	–	5,891
Notes in circulation	–	–	–	–	–	1,280	1,280
Debt securities in issue	–	–	–	–	–	49,056	49,056
Other	–	–	–	–	–	1,260	1,260
Subordinated liabilities	–	–	–	–	–	6,593	6,593
Total financial liabilities	506	5,385	–	5,159	–	560,505	571,555

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Total £m
		Held for trading £m	Other £m
At 31 December 2021
Financial assets
Cash and balances at central banks	–	–	–	–	–	54,279	54,279
Items in the course of collection from banks	–	–	–	–	–	147	147
Financial assets at fair value through profit or loss	–	–	1,798	–	–	–	1,798
Derivative financial instruments	55	5,456	–	–	–	–	5,511
Loans and advances to banks	–	–	–	–	–	4,478	4,478
Loans and advances to customers	–	–	–	–	–	430,829	430,829
Reverse repurchase agreements	–	–	–	–	–	49,708	49,708
Debt securities	–	–	–	–	–	4,562	4,562
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	739	739
Financial assets at amortised cost	–	–	–	–	–	490,316	490,316
Financial assets at fair value through other comprehensive income	–	–	–	–	27,786	–	27,786
Total financial assets	55	5,456	1,798	–	27,786	544,742	579,837
Financial liabilities
Deposits from banks	–	–	–	–	–	3,363	3,363
Customer deposits	–	–	–	–	–	449,373	449,373
Repurchase agreements at amortised cost	–	–	–	–	–	30,106	30,106
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	1,490	1,490
Items in course of transmission to banks	–	–	–	–	–	308	308
Financial liabilities at fair value through profit or loss	–	–	–	6,537	–	–	6,537
Derivative financial instruments	315	4,328	–	–	–	–	4,643
Notes in circulation	–	–	–	–	–	1,321	1,321
Debt securities in issue	–	–	–	–	–	48,724	48,724
Other	–	–	–	–	–	1,411	1,411
Subordinated liabilities	–	–	–	–	–	8,658	8,658
Total financial liabilities	315	4,328	–	6,537	–	544,754	555,934
(2)Fair value measurement
Fair value is the price that would be received on sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is a measure as at a specific date and may be significantly different from the amount which will actually be paid or received on maturity or settlement date.
Wherever possible, fair values have been calculated using unadjusted quoted market prices in active markets for identical instruments to those held by the Group. Where quoted market prices are not available, or are unreliable because of poor liquidity, fair values have been determined using valuation techniques which, to the extent possible, use market observable inputs, but in some cases use non-market observable inputs. Valuation techniques used include discounted cash flow analysis and pricing models and, where appropriate, comparison to instruments with characteristics similar to those of the instruments held by the Group. The Group measures valuation adjustments for its derivative exposures on the same basis as the derivatives are managed.
The carrying amount of the following financial instruments is a reasonable approximation of fair value: cash and balances at central banks, items in the course of collection from banks, items in course of transmission to banks and notes in circulation.
Because a variety of estimation techniques are employed and significant estimates made, comparisons of fair values between financial institutions may not be meaningful. Readers of these financial statements are thus advised to use caution when using this data to evaluate the Group’s financial position.
Fair value information is not provided for items that are not financial instruments or for other assets and liabilities which are not carried at fair value in the Group’s consolidated balance sheet. These items include intangible assets, such as brands and acquired credit card relationships; premises and equipment; and shareholders’ equity. These items are material and accordingly the Group believes that any fair value information presented would not represent the underlying value of the Group.
Valuation control framework
The key elements of the control framework for the valuation of financial instruments include model validation, product implementation review and independent price verification. These functions are carried out by appropriately skilled risk and finance teams, independent of the business area responsible for the products.
Model validation covers both qualitative and quantitative elements relating to new models. In respect of new products, a product implementation review is conducted pre and post-trading. Pre-trade testing ensures that the new model is integrated into the Group’s systems and that the profit and loss and risk reporting are consistent throughout the trade lifecycle. Post-trade testing examines the explanatory power of the implemented model, actively monitoring model parameters and comparing in-house pricing to external sources. Independent price verification procedures cover financial instruments carried at fair value. The frequency of the review is matched to the availability of independent data, monthly being the minimum. Valuation differences in breach of established thresholds are escalated to senior management. The results from independent pricing and valuation reserves are reviewed monthly by senior management.
Formal committees, consisting of senior risk, finance and business management, meet at least quarterly to discuss and approve valuations in more judgemental areas, in particular for unquoted equities, structured credit, over-the-counter options and the credit valuation adjustment (CVA), funding valuation adjustment (FVA) and other valuation adjustments.
Valuation of financial assets and liabilities
Assets and liabilities carried at fair value or for which fair values are disclosed have been classified into three levels according to the quality and reliability of information used to determine the fair values.
Level 1
Level 1 fair value measurements are those derived from unadjusted quoted prices in active markets for identical assets or liabilities. Products classified as level 1 predominantly comprise listed equity shares, treasury bills and other government securities.
Level 2
Level 2 valuations are those where quoted market prices are not available, for example where the instrument is traded in a market that is not considered to be active or valuation techniques are used to determine fair value and where these techniques use inputs that are based significantly on observable market data. Examples of such financial instruments include most over-the-counter derivatives, financial institution issued securities, certificates of deposit and certain asset-backed securities.
Level 3
Level 3 portfolios are those where at least one input which could have a significant effect on the instrument’s valuation is not based on observable market data. Such instruments would include any unlisted equity investments which are valued using various valuation techniques that require significant management judgement in determining appropriate assumptions, including earnings multiples and estimated future cash flows. Certain of the Group’s asset-backed securities and derivatives, principally where there is no trading activity in such securities, are also classified as level 3.
Transfers out of the level 3 portfolio arise when inputs that could have a significant impact on the instrument’s valuation become market observable after previously having been non-market observable. In the case of asset-backed securities this can arise if more than one consistent independent source of data becomes available. Conversely, transfers into the portfolio arise when consistent sources of data cease to be available.
(3)Financial assets and liabilities carried at fair value
(A)Financial assets, excluding derivatives
Valuation hierarchy
At 31 December 2022, the Group’s financial assets carried at fair value, excluding derivatives, totalled £24,217 million (2021: £29,584 million). The table below analyses these financial assets by balance sheet classification, asset type and valuation methodology (level 1, 2 or 3, as described on page F-84). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2022
Financial assets at fair value through profit or loss
Loans and advances to customers	–	841	291	1,132
Equity shares	235	–	4	239
Total financial assets at fair value through profit or loss	235	841	295	1,371
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	10,839	357	–	11,196
Asset-backed securities	–	87	51	138
Corporate and other debt securities	531	10,980	–	11,511
	11,370	11,424	51	22,845
Equity shares	–	–	1	1
Total financial assets at fair value through other comprehensive income	11,370	11,424	52	22,846
Total financial assets carried at fair value, excluding derivatives	11,605	12,265	347	24,217
At 31 December 2021
Financial assets at fair value through profit or loss
Loans and advances to customers	–	1,164	395	1,559
Equity shares	235	–	4	239
Total financial assets at fair value through profit or loss	235	1,164	399	1,798
Financial assets at fair value through other comprehensive income
Debt securities:
Government securities	14,599	–	–	14,599
Asset-backed securities	–	–	55	55
Corporate and other debt securities	640	12,491	–	13,131
	15,239	12,491	55	27,785
Equity shares	–	–	1	1
Total financial assets at fair value through other comprehensive income	15,239	12,491	56	27,786
Total financial assets carried at fair value, excluding derivatives	15,474	13,655	455	29,584
Movements in level 3 portfolio
The table below analyses movements in level 3 financial assets, excluding derivatives, carried at fair value (recurring measurement).

	2022			2021
	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m	Financial assets at fair value through profit or loss £m	Financial assets at fair value through other comprehensive income £m	Total level 3 assets carried at fair value, excluding derivatives (recurring basis) £m
At 1 January	399	56	455	1,511	65	1,576
Exchange and other adjustments	–	3	3	2	(2)	–
Losses recognised in the income statement within other income	(20)	(3)	(23)	(72)	–	(72)
Losses recognised in other comprehensive income within the revaluation reserve in respect of financial assets at fair value through other comprehensive income	–	–	–	–	(2)	(2)
Purchases/increases to customer loans	3	–	3	397	–	397
Sales/repayments of customer loans	(87)	(4)	(91)	(794)	(5)	(799)
Transfers into the level 3 portfolio	–	–	–	4	–	4
Transfers out of the level 3 portfolio	–	–	–	(649)	–	(649)
At 31 December	295	52	347	399	56	455
Losses recognised in the income statement, within other income, relating to the change in fair value of those assets held at 31 December	(19)	–	(19)	(60)	–	(60)
Valuation methodology for financial assets, excluding derivatives
Loans and advances to customers and banks
The fair value of these assets is determined using discounted cash flow techniques. The discount rates are derived from market observable interest rates, a risk margin that reflects loan credit ratings and an incremental illiquidity premium based on historical spreads at origination on similar loans.
Debt securities
Debt securities measured at fair value and classified as level 2 are valued by discounting expected cash flows using an observable credit spread applicable to the particular instrument.
Where there is limited trading activity in debt securities, the Group uses valuation models, consensus pricing information from third-party pricing services and broker or lead manager quotes to determine an appropriate valuation. Debt securities are classified as level 3 if there is a significant valuation input that cannot be corroborated through market sources or where there are materially inconsistent values for an input. Asset classes classified as level 3 mainly comprise certain collateralised loan obligations and collateralised debt obligations.
(B)Financial liabilities, excluding derivatives
Valuation hierarchy
At 31 December 2022, the Group’s financial liabilities carried at fair value, excluding derivatives, comprised its financial liabilities at fair value through profit or loss and totalled £5,159 million (2021: £6,537 million). The table below analyses these financial liabilities by balance sheet classification and valuation methodology (level 1, 2 or 3, as described on page F-84). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and 2 during the year.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
At 31 December 2022
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	–	5,133	26	5,159
Total financial liabilities carried at fair value, excluding derivatives	–	5,133	26	5,159
At 31 December 2021
Financial liabilities at fair value through profit or loss
Debt securities in issue designated at fair value through profit or loss	–	6,504	33	6,537
Total financial liabilities carried at fair value, excluding derivatives	–	6,504	33	6,537
Movements in level 3 portfolio
The table below analyses movements in the level 3 financial liabilities portfolio, excluding derivatives.

	2022 £m	2021 £m
At 1 January	33	45
Gains recognised in the income statement within other income	(3)	(5)
Redemptions	(4)	(7)
At 31 December	26	33
Gains recognised in the income statement, within other income, relating to the change in fair value of those liabilities held at 31 December	(3)	(4)
Valuation methodology for financial liabilities, excluding derivatives
Liabilities held at fair value through profit or loss
These principally comprise debt securities in issue which are classified as level 2 and their fair value is determined using techniques whose inputs are based on observable market data. The carrying amount of the securities is adjusted to reflect the effect of changes in own credit spreads and the resulting gain or loss is recognised in other comprehensive income.
In the year ended 31 December 2022, the own credit adjustment arising from the fair valuation of £5,159 million (2021: £6,537 million) of the Group’s debt securities in issue designated at fair value through profit or loss resulted in a gain of £519 million (2021: loss of £86 million), before tax, recognised in other comprehensive income.
Trading liabilities in respect of securities sold under repurchase agreements
The fair value of these liabilities is determined using discounted cash flow techniques. The discount rates are derived from observable repurchase agreement rate curves specific to the type of security sold under the repurchase agreement.
(C)Derivatives
Valuation hierarchy
All of the Group’s derivative assets and liabilities are carried at fair value. At 31 December 2022, such assets totalled £3,857 million (2021: £5,511 million) and liabilities totalled £5,891 million (2021: £4,643 million). The table below analyses these derivative balances by valuation methodology (level 1, 2 or 3, as described on page F-84). The fair value measurement approach is recurring in nature. There were no significant transfers between level 1 and level 2 during the year.

	2022				2021
	Level 1 £m	Level 2 £m	Level 3 £m	Total £m	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
Derivative assets	–	3,857	–	3,857	–	5,495	16	5,511
Derivative liabilities	–	(5,728)	(163)	(5,891)	–	(4,436)	(207)	(4,643)
Movements in level 3 portfolio
The table below analyses movements in level 3 derivative assets and liabilities carried at fair value.

	2022		2021
	Derivative assets £m	Derivative liabilities £m	Derivative assets £m	Derivative liabilities £m
At 1 January	16	(207)	14	(319)
Gains recognised in the income statement within other income	1	27	2	93
Purchases (additions)	–	(9)	–	–
(Sales) redemptions	–	25	–	19
Transfers out of the level 3 portfolio	(17)	1	–	–
At 31 December	–	(163)	16	(207)
Gains recognised in the income statement, within other income, relating to the change in fair value of those assets or liabilities held at 31 December	–	26	2	69
Valuation methodology for derivatives
Where the Group’s derivative assets and liabilities are not traded on an exchange, they are valued using valuation techniques, including discounted cash flow and options pricing models, as appropriate. The types of derivatives classified as level 2 and the valuation techniques used include:
•Interest rate swaps which are valued using discounted cash flow models; the most significant inputs into those models are interest rate yield curves which are developed from publicly quoted rates
•Foreign exchange derivatives that do not contain options which are priced using rates available from publicly quoted sources
•Credit derivatives which are valued using standard models with observable inputs, except for the items classified as level 3, which are valued using publicly available yield and credit default swap (CDS) curves
•Less complex interest rate and foreign exchange option products which are valued using volatility surfaces developed from publicly available interest rate cap, interest rate swaption and other option volatilities; option volatility skew information is derived from a market standard consensus pricing service. For more complex option products, the Group calibrates its models using observable at-the-money data; where necessary, the Group adjusts for out-of-the-money positions using a market standard consensus pricing service
Complex interest rate and foreign exchange products where inputs to the valuation are significant, material and unobservable are classified as level 3.
Where credit protection, usually in the form of credit default swaps, has been purchased or written on asset-backed securities, the security is referred to as a negative basis asset-backed security and the resulting derivative assets or liabilities have been classified as either level 2 or level 3 according to the classification of the underlying asset-backed security.
Certain unobservable inputs used to calculate CVA, FVA, and own credit adjustments, are not significant in determining the classification of the derivative and debt instruments. Consequently, these inputs do not form part of the level 3 sensitivities presented.
Derivative valuation adjustments
Derivative financial instruments which are carried in the balance sheet at fair value are adjusted where appropriate to reflect credit risk, market liquidity and other risks.
(i)Uncollateralised derivative valuation adjustments
The following table summarises the movement on this valuation adjustment account during 2021 and 2022:

	2022 £m	2021 £m
At 1 January	154	242
Income statement credit	(104)	(88)
At 31 December	50	154
Represented by:

	2022 £m	2021 £m
Credit Valuation Adjustment	48	112
Debit Valuation Adjustment	(8)	(4)
Funding Valuation Adjustment	10	46
	50	154
Credit and Debit Valuation Adjustments (CVA and DVA) are applied to the Group’s over-the-counter derivative exposures with counterparties that are not subject to strong interbank collateral arrangements. These exposures largely relate to the provision of risk management solutions for corporate customers within the Commercial Banking division.
A CVA is taken where the Group has a positive future uncollateralised exposure (asset). A DVA is taken where the Group has a negative future uncollateralised exposure (liability). These adjustments reflect interest rates and expectations of counterparty creditworthiness and the Group’s own credit spread respectively.
The CVA is sensitive to:
•The current size of the mark-to-market position on the uncollateralised asset
•Expectations of future market volatility of the underlying asset
•Expectations of counterparty creditworthiness
Market Credit Default Swap (CDS) spreads are used to develop the probability of default for quoted counterparties. For unquoted counterparties, internal credit ratings and market sector CDS curves and recovery rates are used. The loss given default (LGD) is based on market recovery rates and internal credit assessments.
The combination of a one-notch deterioration in the credit rating of derivative counterparties and a ten per cent increase in LGD increases the CVA by £12 million. Current market value is used to estimate the projected exposure for products not supported by the model, which are principally complex interest rate options that are traded in very low volumes. For these, the CVA is calculated on an add-on basis (although no such adjustment was required at 31 December 2022).
The DVA is sensitive to:
•The current size of the mark-to-market position on the uncollateralised liability
•Expectations of future market volatility of the underlying liability
•The Group’s own CDS spread
A one per cent rise in the CDS spread would lead to an increase in the DVA of £13 million.
The risk exposures that are used for the CVA and DVA calculations are strongly influenced by interest rates. Due to the nature of the Group’s business the CVA/DVA exposures tend to be on average the same way around such that the valuation adjustments fall when interest rates rise. A one per cent rise in interest rates would lead to a £21 million fall in the overall valuation adjustment to £19 million. The CVA model used by the Group does not assume any correlation between the level of interest rates and default rates.
The Group has also recognised a Funding Valuation Adjustment to adjust for the net cost of funding uncollateralised derivative positions. This adjustment is calculated on the expected future exposure discounted at a suitable cost of funds. A ten basis points increase in the cost of funds will increase the funding valuation adjustment by £1 million.
(ii)Market liquidity
The Group includes mid to bid-offer valuation adjustments against the expected cost of closing out the net market risk in the Group’s trading positions within a time frame that is consistent with historical trading activity and spreads that the trading desks have accessed historically during the ordinary course of business in normal market conditions.
At 31 December 2022, the Group’s derivative trading business held mid to bid-offer valuation adjustments of £6 million (2021: £12 million).
(D)Sensitivity of level 3 valuations

			2022			2021
				Effect of reasonably possible alternative assumptions[1]			Effect of reasonably possible alternative assumptions[1]
	Valuation techniques	Significant unobservable inputs[2]	Carrying value £m	Favourable changes £m	Unfavourable changes £m	Carrying value £m	Favourable changes £m	Unfavourable changes £m
Financial assets at fair value through profit or loss
Loans and advances to customers	Discounted cash flows	Interest rate spreads (+/-50bps)[3]	291	25	(23)	395	32	(30)
Equity investments		n/a	4	2	(2)	4	2	(2)
			295			399
Financial assets at fair value through other comprehensive income
Asset-backed securities	Lead manager or broker quote/consensus pricing	n/a	51	4	(4)	55	4	(4)
Equity investments		n/a	1	–	–	1	–	–
			52			56
Derivative financial assets
Interest rate derivatives	Option pricing model	Interest rate volatility (n/a)[4]	–	–	–	16	–	–
Level 3 financial assets carried at fair value			347			471
Financial liabilities at fair value through profit or loss
Securitisation notes	Discounted cash flows	Interest rate spreads (+/-50bps)[5]	26	1	(1)	33	1	(1)
Derivative financial liabilities
Interest rate derivatives	Option pricing model	Interest rate volatility (17%/105%)[6]	13	–	–	31	–	–
Shared appreciation rights	Market values – property valuation	HPI (+/-1%)[7]	150	16	(16)	176	19	(18)
			163			207
Level 3 financial liabilities carried at fair value			189			240
1Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
2Ranges are shown where appropriate and represent the highest and lowest inputs used in the level 3 valuations.
32021: +/- 50bps
42021: 31%/59%
52021: +/-50bps
62021: 13%/168%
72021: +/-1%
Unobservable inputs
Significant unobservable inputs affecting the valuation of debt securities and derivatives are as follows:
•Interest rates and inflation rates are referenced in some derivatives where the payoff that the holder of the derivative receives depends on the behaviour of those underlying references through time
•Credit spreads represent the premium above the benchmark reference instrument required to compensate for lower credit quality; higher spreads lead to a lower fair value
•Volatility parameters represent key attributes of option behaviour; higher volatilities typically denote a wider range of possible outcomes
Reasonably possible alternative assumptions
Valuation techniques applied to many of the Group’s level 3 instruments often involve the use of two or more inputs whose relationship is interdependent. The calculation of the effect of reasonably possible alternative assumptions included in the table above reflects such relationships.
Debt securities
Reasonably possible alternative assumptions have been determined in respect of the Group’s structured credit investments by flexing credit spreads.
Derivatives
Reasonably possible alternative assumptions have been determined in respect of swaptions in the Group’s derivative portfolios which are priced using industry standard option pricing models. Such models require interest rate volatilities which may be unobservable at longer maturities. To derive reasonably possible alternative valuations these volatilities have been flexed within a range.
(4)Financial assets and liabilities carried at amortised cost
(A)Financial assets
Valuation hierarchy
The table below analyses the fair values of those financial assets of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-84). Financial assets carried at amortised cost are mainly classified as level 3 due to significant unobservable inputs used in the valuation models. Where inputs are observable, debt securities are classified as level 1 or 2.

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2022
Loans and advances to banks	8,363	8,363	–	–	8,363
Loans and advances to customers	435,627	430,980	–	–	430,980
Reverse repurchase agreements	39,259	39,259	–	39,259	–
Debt securities	7,331	7,334	167	7,167	–
Due from fellow Lloyds Banking Group undertakings	816	816	–	–	816
Financial assets at amortised cost	491,396	486,752	167	46,426	440,159
At 31 December 2021
Loans and advances to banks	4,478	4,478	–	–	4,478
Loans and advances to customers	430,829	434,280	–	–	434,280
Reverse repurchase agreements	49,708	49,708	–	49,708	–
Debt securities	4,562	4,615	–	4,615	–
Due from fellow Lloyds Banking Group undertakings	739	739	–	–	739
Financial assets at amortised cost	490,316	493,820	–	54,323	439,497
Valuation methodology
Loans and advances to banks
The carrying value of short-dated loans and advances to banks is assumed to be their fair value. The fair value of loans and advances to banks is estimated by discounting the anticipated cash flows at a market discount rate adjusted for the credit spread of the obligor or, where not observable, the credit spread of borrowers of similar credit quality.
Loans and advances to customers
The Group provides loans and advances to commercial, corporate and personal customers at both fixed and variable rates. Due to their short-term nature, the carrying value of variable rate loans and balances relating to lease financing is assumed to be their fair value.
To determine the fair value of loans and advances to customers, loans are segregated into portfolios of similar characteristics. A number of techniques are used to estimate the fair value of fixed rate lending; these take account of expected credit losses based on historic trends, prevailing market interest rates and expected future cash flows. For retail exposures, fair value is usually estimated by discounting anticipated cash flows (including interest at contractual rates) at market rates for similar loans offered by the Group and other financial institutions. Certain loans secured on residential properties are made at a fixed rate for a limited period, typically two to five years, after which the loans revert to the relevant variable rate. The fair value of such loans is estimated by reference to market rates for similar loans of maturity equal to the remaining fixed interest rate period. The fair value of commercial loans is estimated by discounting anticipated cash flows at a rate which reflects the effects of interest rate changes, adjusted for changes in credit risk.
Reverse repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
Debt securities
The fair values of debt securities are determined predominantly from lead manager quotes and, where these are not available, by alternative techniques including reference to credit spreads on similar assets with the same obligor, market standard consensus pricing services, broker quotes and other research data.
(B)Financial liabilities
Valuation hierarchy
The table below analyses the fair values of those financial liabilities of the Group which are carried at amortised cost by valuation methodology (level 1, 2 or 3, as described on page F-84).

	Carrying value £m	Fair value £m	Valuation hierarchy
			Level 1 £m	Level 2 £m	Level 3 £m
At 31 December 2022
Deposits from banks	4,658	4,660	–	4,660	–
Customer deposits	446,172	445,916	–	445,916	–
Repurchase agreements at amortised cost	48,590	48,590	–	48,590	–
Due to fellow Lloyds Banking Group undertakings	2,539	2,539	–	2,539	–
Debt securities in issue	49,056	48,818	–	48,818	–
Subordinated liabilities	6,593	6,760	–	6,760	–
At 31 December 2021
Deposits from banks	3,363	3,364	–	3,364	–
Customer deposits	449,373	449,455	–	449,455	–
Repurchase agreements at amortised cost	30,106	30,106	–	30,106	–
Due to fellow Lloyds Banking Group undertakings	1,490	1,490	–	1,490	–
Debt securities in issue	48,724	50,683	–	50,683	–
Subordinated liabilities	8,658	9,363	–	9,363	–
Valuation methodology
Deposits from banks and customer deposits
The fair value of bank and customer deposits repayable on demand is assumed to be equal to their carrying value.
The fair value for all other deposits is estimated using discounted cash flows applying either market rates, where applicable, or current rates for deposits of similar remaining maturities.
Repurchase agreements
The carrying amount is deemed a reasonable approximation of fair value given the short-term nature of these instruments.
Debt securities in issue
The fair value of short-term debt securities in issue is approximately equal to their carrying value. Fair value for other debt securities in issue is calculated based on quoted market prices where available. Where quoted market prices are not available, fair value is estimated using discounted cash flow techniques at a rate which reflects market rates of interest and the Group’s own credit spread.
Subordinated liabilities
The fair value of subordinated liabilities is determined by reference to quoted market prices where available or by reference to quoted market prices of similar instruments. Subordinated liabilities are classified as level 2, since the inputs used to determine their fair value are largely observable.
(5)Reclassifications of financial assets
There have been no reclassifications of financial assets in 2021 or 2022.